Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Non-controlling interests
Schedule of non-controlling interests

As of December 31, 2022, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2022
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	—
Xinyuan Property Management Service (Cayman) Ltd.	40.53%	(78,177,157)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(33,861,921)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(36,302,338)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(11,482,112)
Zhengzhou Xinhe Real Estate Co., Ltd	20.00%	1,650,839
Others		5,498,759

Total		(152,673,930)

As of December 31, 2023, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2023
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	—
Xinyuan Property Management Service (Cayman) Ltd.	40.53%	(77,892,291)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(33,373,465)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(27,244,465)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(11,290,614)
Zhengzhou Xinhe Real Estate Co., Ltd	20.00%	2,792,991
Others		5,866,648

Total		(141,141,196)